AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.


                              PROSPECTUS SUPPLEMENT
                        Income & Growth and Equity Growth
             Investor Class o Institutional Class o Advisor Class

                        SUPPLEMENT DATED JANUARY 15, 1998
                       Prospectus dated September 2, 1997

The following disclosure should be inserted as the second paragraph under the heading "American Century Investments" found on page 12 of the Investor Class and Institutional Class Prospectuses and as the last paragraph under the heading "How to Purchase and Sell American Century Funds" found on page 12 of the Advisor Class Prospectus.

   To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If additional copies of financial reports and prospectuses or separate mailing of account statements is desired, please call us.

The following disclosure is added on page 18 of the Investor Class Prospectus, page 17 of the Institutional Class Prospectus and page 13 of the Advisor Class Prospectus, following the last paragraph under the heading "When Share Price is Determined."

   We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.

The following disclosure is added following the last paragraph under the heading "Transfer and Administrative Services" on page 21 of the Investor Class and Institutional Class Prospectuses and page 16 of the Advisor Class Prospectus.

   Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager.

The following disclosure replaces the first sentence under the heading " Distribution of Fund Shares" found on page 22 of the Investor Class Prospectus, page 21 of the Institutional Class Prospectus and page 17 of the Advisor Class Prospectus.

   The funds' shares are distributed by FDI, a registered broker-dealer (the Distributor). FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

The following disclosure should be inserted as the last paragraph under the heading "Distribution of Fund Shares" on page 22 of the Investor Class Prospectus, page 21 of the Institutional Class Prospectus and page 17 of the Advisor Class Prospectus.

   Investors may open accounts with American Century only through the Distributor. All purchase transactions in the funds offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the Distributor.



P.O. Box 419200                                        [american century logo]
Kansas City, Missouri                                          American
64141-6200                                                  Century(reg.sm)
1-800-345-2021 or 816-531-5575

SH-SPL-11269 9801

               AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

                              PROSPECTUS SUPPLEMENT
                          Global Gold o Global Natural
                              Resources o Utilities

                        SUPPLEMENT DATED JANUARY 15, 1998
                       Prospectus dated September 2, 1997
                         Investor Class o Advisor Class

The following disclosure replaces the second, third and fourth paragraphs under the heading "Global Gold" found on page 8 of the Investor Class Prospectus and page 9 of the Advisor Class Prospectus.

    Global Gold seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

    The Manager will construct Global Gold's portfolio to match the risk characteristics of the market for gold and gold-related equity securities and, in turn, attempt to produce performance indicative of performance in the worldwide gold equities market. As part of evaluating and determining the appropriate investments for Global Gold, the Manager intends to utilize various benchmarks, including a proprietary benchmark developed and monitored by the Manager.

    The Manager's proprietary benchmark is designed to reflect the securities market identified by Global Gold's investment objective. The benchmark is comprised of securities of companies throughout the world which are engaged in mining, processing, exploring for or otherwise dealing with gold or other precious metals ("Gold Companies"). The Gold Companies included in the Manager' s proprietary benchmark must receive a minimum percentage of their revenues from gold-related activities or have a minimum percentage of their assets invested in gold-related assets, such as gold mines. In addition, the Gold Companies that will be included in the Manager's proprietary benchmark must also meet minimum market capitalization requirements. The Manager may change the composition and characteristics of the proprietary benchmark as warranted by developments in the global gold market. Such changes will be approved by Global Gold's Board of Directors.

    Global  Gold  will   concentrate  its  investments  in  securities  of  Gold
Companies.  Under  normal  circumstances,  at least  65% of the  value of Global
Gold's total assets will be invested in securities of issuers engaged in gold operations, including securities of gold mining finance companies, as well as operating companies with long-, medium- or short-life gold mines.

The disclosure set forth in the following paragraph should be inserted as the second paragraph under the heading "American Century Investments" on page 18 of the Investor Class Prospectus and as the last paragraph under the heading "How to Purchase and Sell American Century Funds" on page 18 of the Advisor Class Prospectus.

    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If additional copies of financial reports and prospectuses or separate mailing of account statements is desired, please call us.

The following disclosure is added on page 24 of the Investor Class Prospectus and page 19 of the Advisor Class Prospectus, following the last paragraph under the heading "When Share Price is Determined."

    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.

The following disclosure is added on page 28 of the Investor Class Prospectus and page 23 of the Advisor Class Prospectus, following the last paragraph under the heading "Transfer and Administrative Services."

    Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager.

The  following   disclosure  replaces  the  first  sentence  under  the  heading
"Distribution of Fund Shares" on page 28 of the Investor Class Prospectus and page 23 of the Advisor Class Prospectus.

    The funds' shares are distributed by FDI, a registered broker-dealer (the Distributor). FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

The following disclosure should be inserted as the last paragraph under the heading "Distribution of Fund Shares" on page 28 of the Investor Class Prospectus and page 23 of the Advisor Class Prospectus.

    Investors may open accounts with American Century only through the Distributor. All purchase transactions in the funds offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the Distributor.



P.O. Box 419200                                        [american century logo]
Kansas City, Missouri                                          American
64141-6200                                                  Century(reg.sm)
1-800-345-2021 or 816-531-5575

SH-SPL-11270 9801